SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Oct. 01, 2022	May 18, 2022
Beginning balance, gross	$ 31,591	$ 31,049
Acquisition
Accumulated disposition	(1,577)
Accumulated impairment losses	(2,969)
Beginning balance, net	27,045	31,049
Impairment of goodwill	(3,104)	(2,969)
Disposition of business		(1,577)
Currency translation adjustment	(113)	542
Ending balance, net	23,828	27,045
Beginning balance, gross		31,591	$ 23,828
Acquisition			5,974
Accumulated disposition	(1,577)
Accumulated impairment losses	(2,969)
Currency translation adjustment			(2,106)
Ending balance, net	23,828	$ 27,045	$ 27,696	$ 5,974
Revision of Prior Period, Reclassification, Adjustment [Member]
Acquisition
Accumulated disposition	(1,577)
Accumulated impairment losses	(6,073)
Ending balance, net	23,828
Beginning balance, gross	31,591
Acquisition
Accumulated disposition	(1,577)
Accumulated impairment losses	(6,073)
Currency translation adjustment	(113)
Ending balance, net	$ 23,828